Shareholder Fees (, (Global Short Duration Credit Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Global Short Duration Credit Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50% [1]
Small account fee (for fund account balances under $1,000)	$ 20

[1]	(on certain purchases, including those of $250,000 or more)